Credit Facilities - Bank Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Bank Debt Facilities
Gross bank debt outstanding	$ 0	$ 195,000
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Current portion	0	0
Long-term portion	0	195,000
Gross bank debt outstanding	$ 0	$ 195,000